Jan. 28, 2025
Amplify AI Powered Equity ETF
AMPLIFY AI POWERED EQUITY ETF
INVESTMENT OBJECTIVE
The Amplify AI Powered Equity ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the AI Powered Equity Index (the “Index”).
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify AI Powered Equity ETF Amplify AI Powered Equity ETF
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify AI Powered Equity ETF | Amplify AI Powered Equity ETF | USD ($)	77	240	417	930

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 1159% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies that comprise the Index. The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Index invests primarily in equity securities listed on the iShares Core S&P Total US Stock Market ETF (the “Index Universe”) based on the results of a proprietary, quantitative model developed by EquBot Inc. (“EquBot”) (the “Index Provider”) that runs on the IBM Watson™ platform. EquBot is a technology based company focused on applying artificial intelligence (“AI”) based solutions to investment analyses. EquBot uses AI to conduct an objective, fundamental analysis of U.S. domiciled common stocks, including special purpose acquisitions companies (“SPACs”), and real estate investment trusts (“REITs”) based on up to ten years of historical data and apply that analysis to recent economic and news data. A SPAC is a “blank check” company with no commercial operations that is designed to raise capital via an initial public offering for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination (a “Combination”) with one or more operating companies (each a SPAC-derived company). The iShares Core S&P Total US Stock Market ETF seeks to track the investment results, on a float-adjusted market basis, of a broad-based index composed of all U.S. common equities listed on the New York Stock Exchange (NYSE) (including NYSE Arca, Inc. and NYSE American), the Nasdaq Global Select Market, the Nasdaq Select Market, the Nasdaq Capital Market, Cboe BXZ, Cboe BYX, Cboe EDGA and Cboe EDGX.

Four business days before the last business day of each month, the Index Provider uses an AI forecast to rank a subset of companies in the Index Universe to create a portfolio with the highest forecasted return (based on each company’s expected price change over a one-month horizon, relative to its current price). The Index, based upon the EquBot model, ranks each company based on the probability of the company benefiting from current economic conditions, trends, and world events and identifies approximately 30 to 200 companies with the greatest potential over the next twelve months for appreciation, targeting a maximum risk adjusted return versus the broader U.S. equity market. The Index assigns weights for each company based on its potential for appreciation and correlation to the other companies in the Fund’s portfolio. The Index may invest in the securities of companies of any market capitalization. The Index Provider then chooses securities based on its AI forecasted rankings, subject to the following constraints: (i) the Index limits the weight of any individual company to 10%, (ii) the weight of any one industry (including SPACs or REITs) cannot exceed 25%, and (iii) 80% of the Index must be in equity securities. At times, a significant portion of the Fund’s assets may consist of cash and cash equivalents. As of September 30, 2024, the Index was comprised of 119 constituents and had significant exposure to the information technology sector.

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

The Index was initially created by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. The Index is calculated and maintained by Solactive AG, which is not affiliated with the Fund, the Adviser, the Sub-Adviser, or the Index Provider.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except to the extent the Index is concentrated in an industry or a group of industries.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The Fund was reorganized on or about January 29, 2024 from the AI Powered Equity ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on October 17, 2017.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 26.13% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -21.05% (quarter ended March 31, 2020).

Average Annual Total Returns (for the period ended December 31, 2024)
Average Annual Returns - Amplify AI Powered Equity ETF	Label	1 Year		5 Years		Since Inception		Inception Date
Amplify AI Powered Equity ETF	Return Before Taxes	12.49%		7.83%		8.81%		Oct. 17, 2017
Amplify AI Powered Equity ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	12.22%		7.56%		8.06%		Oct. 17, 2017
Amplify AI Powered Equity ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.43%		6.09%		6.69%		Oct. 17, 2017
AI Powered Equity Index (reflects no deduction for fees, expenses or taxes)	AI Powered Equity Index(reflects no deduction for fees, expenses or taxes)		[1]		[1]	16.67%	[1],[2]	Oct. 17, 2017	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index(reflects no deduction for fees, expenses or taxes)	25.02%		14.53%		14.17%		Oct. 17, 2017
[1]	On January 29, 2024, the Fund began tracking the Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 29, 2024 are not necessarily indicative of the performance that the Predecessor Fund, based on its current investment objective, would have generated.
[2]	This figure represents the performance of the AI Powered Equity Index after the change in Fund strategy to track the Index beginning on January 29, 2024.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.